Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of Plan

NOTE 1 - DESCRIPTION OF PLAN

The following brief description of The Commercial & Savings Bank 401(k) Retirement Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more comprehensive description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering the employees of The Commercial and Savings Bank (the “Bank”), who have completed three months of service, attained age 21, and completed required service hours. The Plan includes both a 401(k) before-tax and after-tax savings features, which permit participants to defer compensation under Section 401(k) of the Internal Revenue Code. It is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The Board of Trustees is responsible for oversight of the Plan. The Investment Committee determines the appropriateness of the Plan’s investment offerings, monitors investment performance and reports to the Plan’s Board of Trustees.

Contributions

Plan participants may defer and contribute up to 100 percent of their annual compensation, as defined in the Plan’s agreement, subject to certain limitations as specified in the Internal Revenue Code. The Plan presently offers twenty-one mutual funds, a money market fund, and CSB Bancorp, Inc., common stock as investment options for Plan participants. Beginning January 1, 2018, the plan is designed to qualify as a “Safe Harbor 401(K) Plan”. The Bank has agreed to make periodic Safe Harbor Matching Contributions of 100 percent of each participant’s elective deferral contribution, up to a maximum of 4 percent of eligible compensation (as defined). The Plan also stipulates the Bank may make discretionary profit-sharing contributions. To receive the annual profit-sharing contributions, generally a participant must be employed at the Bank on the last day of the Plan year and must have worked at least 1,000 hours during the Plan Year. The Bank’s profit-sharing contributions are generally made in the first quarter subsequent to the Plan’s year end. At December 31, 2025 and 2024 the Plan had recorded a receivable for the profit-sharing contribution of $349,234 and $241,347, respectfully, which the Plan believes are fully collectible.

Participant Accounts

Each participant’s account is credited with the participant’s compensation deferral contribution, an allocation of the Bank’s matching and profit-sharing contributions, and an allocation of the investment earnings or loss of the funds in which the participant chooses to invest.

The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately 100% vested in their voluntary contributions and the Bank’s contributions plus or minus actual earnings or losses thereon. Participants are fully vested for matching and profit-sharing contributions when they are paid.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50 percent of their account balance. The loans are secured by the balance in the participant's account and bear fixed interest rates of 4.25 to 9.50 percent, which is commensurate with local prevailing rates at the loan origination date, as determined by the plan administrator. For active employees, principal and interest is paid ratably through bi-weekly payroll deductions. Principal and interest become due and payable in full upon the Participant’s termination of employment.

5.

NOTE 1 - DESCRIPTION OF PLAN (CONTINUED)

Payment of Benefits

The normal retirement date is the date a participant reaches age 59.5. When a participant reaches the normal retirement date, terminates employment with the Bank, becomes totally disabled, or dies while participating in the Plan, they are entitled to receive the vested amount in their individual account.

If a participant dies before receiving all of the benefits in their account, the surviving spouse will receive the remainder in the participant’s account as, a lump sum or in installments. If the participant is not married at the time of death, the participant’s beneficiary may elect to receive the remainder in the account in either a lump sum or in installments.

If benefits are elected to be received in installments, the installments may be made monthly, quarterly, or annually over a period not to exceed the participant’s life expectancy or the joint life expectancy of the participant and designated beneficiary at the time the election is made.

Forfeitures

There was no forfeiture activity for the years ended December 31, 2025, and December 31, 2024.